LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure of finance lease liabilities [Abstract]
LEASE LIABILITIES
26.	LEASE LIABILITIES

The Group has leases for some of its manufacturing plants, all warehouses, offices, motor vehicles and some IT equipment. With the exception of short-term leases and leases of low-value underlying assets, each lease is reflected on the balance sheet as a right-of-use asset (net of any depreciation and/or impairment) and a lease liability. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment (see Note 13).

Each lease generally imposes a restriction that, unless there is a contractual right for the Group to sublet the asset to another party, the right-of-use asset can only be used by the Group. Leases are either non-cancellable or may only be cancelled by incurring a substantive termination fee. Some leases contain an option to purchase the underlying leased asset outright at the end of the lease, or to extend the lease for a further term. The Group is prohibited from selling or pledging the underlying leased assets as security. For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease. Further, the Group must insure items of property, plant and equipment and incur maintenance fees on such items in accordance with the lease contracts.

Lease liabilities

Lease liabilities are payable as follows:

	December 31, 2020 US$’000	December 31, 2019 US$’000
Current liabilities
Lease liabilities related to Right of Use assets	2,054	2,156
Sale and leaseback liabilities	99	248

	2,153	2,404

Non-Current liabilities
Lease liabilities related to Right of Use assets	16,407	17,474

Sale and leaseback liabilities	181	271
	16,588	17,745

	December 31, 2020 US$’000			December 31, 2020 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	2,877	823	2,054	111	12	99
In more than one year, but not more than two	2,644	730	1,914	111	7	104
In more than two years but not more than five	6,621	1,765	4,856	79	2	77
more than five years	11,389	1,752	9,637	-	-	-

	23,531	5,070	18,461	301	21	280

	December 31, 2019 US$’000			December 31, 2019 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	3,017	861	2,156	267	19	248
In more than one year, but not more than two	2,787	775	2,012	107	12	95
In more than two years but not more than five	6,700	1,861	4,840	185	9	176
more than five years	12,748	2,126	10,622	-	-	-

	25,252	5,263	19,630	559	40	519

The reconciliation of operating lease commitments at December 31, 2018 to the additional lease liabilities recognized on the initial application of IFRS 16 at January 1, 2019 is as follows:

US$000

Operating Lease commitments at December, 31, 2018 (Note 27)	27,342
Relief option for short term leases	(130)
Relief option for low value assets	-
Effect of assumed probable lease extension in adoption of IFRS 16	573
Other	(149)

Gross lease liabilities at January 1, 2019	27,636
Discounting	(6,451)

Additional Lease liabilities as a result of the initial application of IFRS 16 at January 1, 2019	21,185

The lease liabilities were discounted at the incremental borrowing rate as at January 1, 2019. The weighted average discount rate was 5.0%.

Lease payments not recognised as a liability

No short term lease expenses were incurred for the year ended December 31, 2020. In 2019 the Group elected not to recognise a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred. The expense relating to payments not included in the measurement of the lease liability is as follows:

	December 31, 2020	December 31, 2019
	US$000	US$000
Short term leases	-	130
Leases of low value assets	-	-
Variable lease payments	-	-
	-	130

Terms and debt repayment schedule

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2020 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	Euro	4.53%	2023	106	106
Sale and leaseback liabilities	USD	5.51%	2023	174	174

Total interest-bearing loans and borrowings				280	280

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2019 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	Euro	4.53%	2023	286	286
Sale and leaseback liabilities	USD	5.51%	2023	233	233

Total interest-bearing loans and borrowings				519	519

The total paid in respect of lease liabilities in the year ended December 31, 2020 was US$3,240,000 (2019: US$3,533,000).